Average Annual Total Returns - First Trust Nasdaq Food and Beverage ETF	First Trust Nasdaq Food and Beverage ETF 1 Year	First Trust Nasdaq Food and Beverage ETF Since Inception	First Trust Nasdaq Food and Beverage ETF Inception Date	First Trust Nasdaq Food and Beverage ETF After tax on distributions 1 Year	First Trust Nasdaq Food and Beverage ETF After tax on distributions Since Inception	First Trust Nasdaq Food and Beverage ETF After tax on distributions and sale of fund shares 1 Year	First Trust Nasdaq Food and Beverage ETF After tax on distributions and sale of fund shares Since Inception	Nasdaq US Smart Food & Beverage Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq US Smart Food & Beverage Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ US Benchmark Food, Beverage and Tobacco Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ US Benchmark Food, Beverage and Tobacco Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ US Benchmark Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ US Benchmark Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	7.13%	5.18%	Sep. 20, 2016	6.47%	4.57%	4.17%	3.72%	7.82%	5.86%	9.22%	7.98%	21.27%	16.63%